Contingency (Details)	3 Months Ended	6 Months Ended	12 Months Ended
	Mar. 31, 2011 USD ($)	Jun. 30, 2012 USD ($)	Dec. 31, 2011 USD ($)	Dec. 31, 2011 CNY
Contingency (Textual)
Terms of leases range minimum			2 years	2 years
Terms of leases range maximum			3 years	3 years
Future minimum lease payments, due in 2012, under non-cancellable operating lease agreements			$ 710,478
Contractual capital commitments for purchases of equipment			887,736
Failure of Ningbo Keyuan to withhold income taxes payment	50,000	50,000
Outstanding letter’s of Credit		$ 177,135,878	$ 10,233,755	65,017,503